Income Taxes (Narrative) (Details) - USD ($)				12 Months Ended
	Jan. 31, 2018	Jan. 01, 2018	Jan. 01, 2017	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Operating Loss Carryforwards				$ 94,147
Corporate tax rate		23.00%		23.00%	23.00%	24.00%	25.00%
Federal Statutory Income Tax Rate			7.50%				9.00%
Federal Statutory Income Tax Rate, Preferred Enterprises Located in Other Than Development Area, Percent			16.00%
Federal Statutory Income Tax Rate, Preferred Technological Enterprise Income, Percent							12.00%
Income tax rate for US federal corporate tax according to the Tax Cuts and Jobs Act				21	35
Percentage of net operating loss deduction to taxable income	80.00%
Maximum
Tax benefit period, commencement				12 years
Tax benefit period, approval				14 years
Israel
Corporate tax rate				23.00%	23.00%
Israel | Minimum
Open tax year				2014
Israel | Maximum
Open tax year				2018
US
Tax exempted period				2 years
US | Minimum
Reduced corporate tax rate company will be liable in years three to eight, based on the percentage of foreign ownership				10.00%
Open tax year				2016
US | Maximum
Reduced corporate tax rate company will be liable in years three to eight, based on the percentage of foreign ownership				25.00%
Open tax year				2018
US | Income tax according to statutory tax rules outside of Israel
Operating Loss Carryforwards				$ 10,313